Discontinued Operations - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended							12 Months Ended				1 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 25, 2013 Operating Segments [Member] Business Services [Member] Plans	Dec. 31, 2011 Operating Segments [Member] Business Services [Member]	Dec. 31, 2010 Operating Segments [Member] Business Services [Member]
Discontinued Operations [Line Items]
Sale of assets in Purchased Paper - Mortgage/Properties business											$ 280
Income (loss) from sale of assets, net of tax	38										(95)
Income (loss) from discontinued operations, net of taxes		(1)	2	23	10	(1)	52	(2)	35	(199)			5	12
Type of college savings plan												529
Gain per diluted share on sale of business												$ 0.14
Impairment on goodwill and intangible assets										$ 138